Business Combination	12 Months Ended
Dec. 31, 2022
Business Combination [Abstract]
Business Combination

Note 2: Business Combination

Arrangement

As discussed in Note 1, on September 14, 2021, the Company and its newly formed subsidiaries, Callco and Canco, entered into the Arrangement Agreement with Peraso Tech. Prior to the Arrangement, as a fabless semiconductor company, the Company’s primary focus was the manufacture and sale of high-performance memory semiconductor devices for a wide range of markets. Peraso Tech was also a fabless semiconductor company specializing in the development of mmWave technology, including 60GHz and 5G products, and deriving revenue from selling semiconductor devices, proprietary modules based on its semiconductor devices and performance of non-recurring engineering services. The primary reason for the business combination was to produce a larger fabless semiconductor company with greater size and scale with access to the public capital markets for the benefit of the stockholders of both companies.

On December 17, 2021, following the satisfaction of the closing conditions set forth in the Arrangement Agreement, including approvals from the stockholders of the Company and Peraso Tech, the Arrangement was completed.

Securities Conversion

Pursuant to the completion of the Arrangement, each Peraso Share that was issued and outstanding immediately prior to December 17, 2021 was converted into the right to receive .00113097805968168(the Exchange Ratio) newly issued shares of common stock of the Company or shares of Canco, which are exchangeable for shares of the Company’s common stock (Exchangeable Shares), at the election of each former Peraso Tech stockholder. In addition, all of Peraso Tech’s outstanding stock options and other securities exercisable or exchangeable for, or convertible into, and any other rights to acquire Peraso Shares were exchanged for securities exercisable or exchangeable for, or convertible into, or other rights to acquire the Company’s common stock. Immediately following the completion of the Arrangement, the former security holders of Peraso Tech owned approximately 61%, on a fully-diluted basis, of the Company’s common stock, and the former shareholders of Peraso Tech, as a group, obtained control of the Company. While the Company was the legal acquirer of Peraso Tech, Peraso Tech was deemed to be the acquirer for accounting purposes.

In addition, pursuant to the terms of the Arrangement Agreement, (i) certain warrants to purchase Peraso Shares outstanding immediately prior to the closing of the Arrangement were exercised in consideration for the issuance of Peraso Shares; (ii) each convertible debenture of Peraso Tech outstanding immediately prior to the closing of the Arrangement and all principal and accrued but unpaid interest thereon was converted into Peraso Shares at a conversion price equal to the conversion price set out in each such debenture; and (iii) each outstanding option to purchase Peraso Shares (each, a Peraso Option) was exchanged for a replacement option to purchase such number of shares of common stock that was equal to the product of (a) the number of Peraso Shares subject to the Peraso Options immediately before the closing of the Arrangement and (b) the Exchange Ratio, rounded down to the nearest whole number of shares of common stock.

Upon the closing of the Arrangement, an aggregate of 232,377 Exchangeable Shares and 88,954 shares of common stock were issued to the holders of Peraso Shares. Of such shares, pursuant to the terms of the Agreement, the Company held in escrow an aggregate of 32,822 Exchangeable Shares and 12,564 shares of common stock (collectively, the Escrow Shares). The Escrow Shares are escrowed pursuant to the terms of an escrow agreement on a pro rata basis from the aggregate consideration received by the holders of Peraso Shares, subject to the offset by the Company for any losses in accordance with the Agreement. Such Escrow Shares shall be released, subject to any offset claim, upon the satisfaction of the earlier of: (a) any date following the first anniversary of December 17, 2021 and prior to December 17, 2024 where the volume weighted average price of the common stock for any 20 trading days within a period of 30 consecutive trading days is at least $342.80 per share, subject to adjustment for stock splits or other similar transactions; (b) the date of any sale of all or substantially all of the assets or shares of the Company; or (c) the date of any bankruptcy, insolvency, restructuring, receivership, administration, wind-up, liquidation, dissolution, or similar event involving the Company. All and any voting rights and other stockholder rights, other than with respect to dividends and distributions, with respect to the Escrow Shares are suspended until the Escrow Shares are released from escrow.

The Exchangeable Share structure is commonly used for cross-border transactions of this nature so as to provide non-tax-exempt Canadian shareholders with the same economic rights and benefits as holders of the Company’s shares into which the Exchangeable Shares are exchangeable, while allowing those Canadian shareholders to benefit from the tax-rollover available on the issuance of the Exchangeable Shares. In general terms, by choosing to acquire Exchangeable Shares from Canco, such a former Peraso Tech shareholder was able to rely on a rollover rule in the Income Tax Act (Canada) in order to defer any capital gain that he/she/it would have otherwise realized.

Callco was incorporated to exercise the call rights, while Canco was incorporated to acquire the shares of Peraso Tech from Canadian shareholders that wished to receive Exchangeable Shares as consideration, so it was a tax deferred transaction for such Canadian shareholders. The use of a separate entity, Callco, helps maximize cross border paid-up capital, which represents the amount that can generally be distributed free of Canadian withholding tax. The call rights also allow Callco to “purchase” the Exchangeable Shares rather than having them redeemed by Canco on a redemption or retraction or in connection with a liquidity event, thus avoiding the adverse deemed dividend tax consequences to shareholders that may arise from a redemption or retraction of Exchangeable Shares.

Holders of Exchangeable Shares have the right at any time (the Retraction Right) to retract or redeem any or all of the Exchangeable Shares owned by them for an amount per share equal to the market price of a share of the Company’s common stock plus the full amount of all declared and unpaid dividends on such Exchangeable Share (the Exchangeable Share Purchase Price). The Exchangeable Share Purchase Price is payable only by the Company delivering or causing to be delivered to the relevant holder one share of the Company’s common stock for each Exchangeable Share purchased plus a cash amount equal to the amount of any accrued and unpaid dividends on such Exchangeable Share. The Company and Callco each have an overriding right, in the event that a holder of Exchangeable Shares exercises its Retraction Right, to redeem from such holder all, but not less than all, of the Exchangeable Shares tendered for redemption.

The Exchangeable Shares are subject to redemption by the Company, Callco and Canco at the Exchangeable Share Purchase Price, on the “Redemption Date,” which date shall be no earlier than the seventh anniversary of the date on which Exchangeable Shares are first issued, unless: (a) less than 10% of the aggregate number of Exchangeable Shares issued remain outstanding; (b) there is a change in control of the Company (defined generally as (i) any merger, amalgamation, arrangement, takeover bid or tender offer, material sale of shares or rights or interests that results in the holders of outstanding voting securities of the Company directly or indirectly owning, or exercising control or direction over, voting securities representing less than 50% of the total voting power of all of the voting securities of the surviving entity; or (ii) any sale or disposition of all or substantially of the Company’s assets), and (c) upon the occurrence of certain other events. The Exchangeable Share Purchase Price is payable only by the Company delivering or causing to be delivered to the relevant holder one share of the Company’s common stock for each Exchangeable Share purchased plus a cash amount equal to the amount of any accrued and unpaid dividends on such Exchangeable Share.

In the event of the liquidation, dissolution or winding-up of Canco, holders of Exchangeable Shares have the right to receive in respect of each Exchangeable Share held by such holder, an amount per share equal to the Exchangeable Share Purchase Price, which shall be satisfied in full by Canco by delivering to such holder one Company Share, plus an amount equal to the Dividend Amount. The Company and Callco each have an overriding right to purchase from all holders all but not less than all of the Exchangeable Shares upon the occurrence of such events.

In addition, the Company and Callco have the right to purchase all outstanding Exchangeable Shares at the Exchangeable Share Purchase Price if there is a change of law that permits holders of Exchangeable Shares to exchange their Exchangeable Shares for shares of common stock on a basis that will not require holders to recognize any gain or loss or any actual or deemed dividend for Canadian tax purposes.

The holders of Exchangeable Shares have an “automatic exchange right” in the event of any insolvency, liquidation, dissolution or winding-up or in general, related proceedings, of the Company for an amount per share equal to the Exchangeable Share Purchase Price.

It is expected that Callco will exercise its call rights, as that is more beneficial to the holders of the Exchangeable Shares. Once Callco acquires the Exchangeable Shares from a holder, it (Callco and the Company) is obligated to deliver the Company shares to the holder. Callco discharges this obligation by arranging for the Company to issue and deliver those shares to the holders on behalf of Callco. As consideration for satisfying the delivery obligation, Callco would issue its own shares to the Company.

There are no cash redemption features, as all redemption and exchange scenarios are payable in a share of the Company’s common stock. Neither Canco, Callco, or the Company assume any tax liabilities of a former Peraso Tech shareholder who acquired Exchangeable Shares under the plan of arrangement. The purchase price computed upon the exercise of rights pertaining to retraction, redemption, or liquidation, or otherwise giving rise to a purchase or cancellation of an Exchangeable Share, will, in all cases, consist of a 1:1 exchange involving the Company’s common stock, regardless of the market price of a share of the Company’s common stock.

In connection with the Arrangement, on December 15, 2021, the Company filed the Certificate of Designation of Series A Special Voting Preferred Stock (the Certificate) with the Secretary of State of the State of Delaware to designate Series A Special Voting Preferred Stock (the Special Voting Share) in accordance with the terms of the Arrangement Agreement in order to enable the holders of Exchangeable Shares to exercise their voting rights. The Special Voting Share was issued to a third-party administrative agent (the Agent) solely to facilitate the exercise of rights by holders of Exchangeable Shares. The rights of the Agent, as holder of the Special Voting Share, are limited to effecting the rights of the holders of the Exchangeable Shares; the Special Voting Share does not confer any independent rights to the Agent. Under the Certificate, when all of the Exchangeable shares have been converted into shares of the Company’s common stock, the Special Voting Share shall be automatically cancelled and shall not be reissued. Each Exchangeable Share is exchangeable for one share of common stock of the Company and while outstanding, the Special Voting Share enables holders of Exchangeable Shares to cast votes on matters for which holders of the common stock are entitled to vote, and by virtue of the share terms relating to the Exchangeable Shares, enable the Exchangeable Shares to receive dividends that are economically equivalent to any dividends declared with respect to the shares of common stock. As the Special Voting Share does not participate in dividends (only the Exchangeable Shares participate in dividends) and is not entitled to participate in the residual interest of the Company, it is not classified as an equity instrument in the Company’s financial statements.

The Exchangeable Shares, which can be converted into common stock at the option of the holder and have the same voting and dividend rights as common stock, are similar in substance to shares of common stock. Further, Canco and Callco are non-substantive entities, which are looked through with the Exchangeable Shares being, in substance, common stock of the Company. Therefore, the Exchangeable Shares have been included in the determination of outstanding common stock. The Special Voting Share was issued to a third-party administrative agent (the Agent) solely to facilitate the exercise of rights by holders of Exchangeable Shares, The rights of the Agent, as holder of the Special Voting Share, are limited to effecting the rights of the holders of the Exchangeable Shares; the Special Voting Share does not confer any independent rights to the Agent. Under the Certificate, when all of the Exchangeable shares have been converted into shares of the Company’s common stock, the Special Voting Share shall be automatically cancelled and shall not be reissued.

Outstanding Shares of Common Stock

The following table details the shares of the common stock that were outstanding immediately following the consummation of the Arrangement:

Number of shares
MoSys common stock outstanding prior to business combination	217,898
Common stock issued to Peraso Tech stockholders	76,390
Exchangeable Shares issued to Peraso Tech stockholders	199,556
Escrow Shares - common stock	12,564
Escrow Shares - Exchangeable Shares	32,822
Total shares issued and outstanding	539,230

Reverse Acquisition Determination

Pursuant to ASC 805, the transaction was accounted for as a reverse acquisition because: (i) the stockholders of Peraso Tech owned the majority of the outstanding common stock of the Company after the share exchange; (ii) Peraso Tech appointed a majority of the Company’s board of directors; and (iii) Peraso Tech determined the officers of the Company.

Measuring the Consideration Transferred

In the reverse acquisition, the accounting acquirer did not issue any consideration to the accounting acquiree, rather the accounting acquiree issued its equity shares to the owners of the accounting acquirer in exchange for the accounting acquirer’s shares. The acquisition date fair value of the consideration transferred by the accounting acquirer for its interest in the accounting acquiree was calculated by Peraso Tech, as the fair value of the consideration effectively transferred. In accordance with ASC 805, the consideration effectively transferred between the Company (a public company as the accounting acquiree) and Peraso Tech (a private company as the accounting acquirer), was calculated as the fair value of the Company’s equity including the fair value of its common shares outstanding and its warrants, plus the portion of the share-based award fair value allocated to the pre-combination service of the accounting acquiree’s awards. The fair value of the total consideration effectively transferred is summarized in the following table (in thousands, except per-share amount):

Company share price (i)	$168.40
Company common shares outstanding (ii)	218

Fair value of the Company’s common shares outstanding	36,711

Fair value of the Company’s warrants (iii)	301

Fair value of the Company’s warrants (iii)	782
Percent related to precombination service	80.76%
Fair value of the Company’s precombination service share based awards (iii)	632

Consideration effectively transferred	$37,644

(i)	Represents the Company’s share price as of December 16, 2021
(ii)	Represents the Company’s outstanding shares as of December 16, 2021
(iii)	Represents the fair value of the Company’s warrants outstanding and calculated as of December 16, 2021

The following table summarizes the final allocation of the purchase price to the net assets acquired based on the respective fair value of the acquired assets and assumed liabilities of the accounting acquiree, which is the Company.

December 31,
2021
(in thousands)
Assets:
Cash, cash equivalents and investments	$19,064
Other current assets	2,558
Other assets	833
Intangibles
Developed technology	5,726
Customer relationships	2,556
8,282
Goodwill	9,946
Liabilities:
Current liabilities	3,056
$37,627

Presentation of Consolidated Financial Statements Post Reverse Acquisition

The consolidated financial statements reflect all of the following:

●	the assets and liabilities of the legal subsidiary (Peraso Tech, as the accounting acquirer) recognized and measured at their pre-combination carrying amounts;

●	the assets and liabilities of the legal parent (the Company, as the accounting acquiree) recognized and measured in accordance with ASC No. 805;

●	the retained earnings and other equity balances of the legal subsidiary (Peraso Tech, as the accounting acquirer) before the business combination; and

●	the amount recognized as issued equity interests in the consolidated financial statements determined by adding the issued equity interest of Peraso Tech outstanding immediately before the business combination to the fair value of the Company. However, the equity structure (that is, the number and type of equity interests issued) reflects the equity structure of the Company.

All references to common stock, stock options and warrants as well as per share amounts have been retroactively restated to reflect the number of shares of the Company issued in the reverse acquisition. Unaudited pro forma results of operations for the year ended December 31, 2021 are included below as if the business combination occurred on January 1, 2021. This summary of the unaudited pro forma results of operations is not necessarily indicative of what the Company’s results of operations would have been had Peraso Tech been acquired at the beginning of 2021, nor does it purport to represent results of operations for any future periods.

Year ended December 31,
2021
Revenue	$10,670
Net loss	(19,977)
add back: acquisition costs	1,628
Adjusted net loss	$(18,349)